Organization and Significant Accounting Policies - FP Land LLC (Details 3) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Apr. 16, 2014 Operating Partnership lease	Jan. 02, 2013 FP Land LLC, predecessor business lease	Mar. 31, 2014 FP Land LLC, predecessor business lease institution	Mar. 31, 2013 FP Land LLC, predecessor business lease	Dec. 31, 2013 FP Land LLC, predecessor business institution lease	Dec. 31, 2012 FP Land LLC, predecessor business institution	Mar. 31, 2014 FP Land LLC, predecessor business Minimum	Mar. 31, 2014 FP Land LLC, predecessor business Maximum
Impairment
Impairments recognized on real estate assets			$ 0	$ 0	$ 0	$ 0
Deferred Financing Fees
Accumulated amortization of deferred financing fees			55,771		41,663	67,588
Cash
Number of financial institutions in whose custody the cash was held			2		2	2
Accounts Receivable
Allowance for doubtful accounts			$ 0		$ 0	$ 0
Revenue Recognition
Term of leases				1 year	1 year	1 year	1 year	3 years
Number of leases for which rental payments are received in kind through transfer of ownership of a percentage of the tenant's crops				1	1
Number of leases on properties requiring rent to be payable within 10 days after the completion of the IPO			36
Period within which rent is required to be paid after the completion of the IPO on 36 property leases			10 days
Number of leases requiring rent to be payable in installments			1
Number of leases for which rental payments due at harvest equal to 25% of the tenants annual farming revenue			1
Harvest percentage of the tenants annual farming revenue based on which rental payments are due for one lease			25.00%
Number of leases not requiring tenants to pay all expenses incurred during the lease term		2
Number of leases on properties requiring the tenant to reimburse the entity for the 2013 real estate taxes the entity pays on the properties covered by the leases in 2014	2
Number of leases on properties requiring the tenant to directly pay the 2013 property taxes due in 2014	36